INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Positions For Which Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2015	2014		2013
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments	$(2)	$	―		$(7)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	(32)		(61)		(63)
	$(34)		$(61)		$(70)
SDG&E:
Expiration of statutes of limitations on tax assessments	$(1)	$	―	$	―
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	(8)		(9)		(14)
	$(9)		$(9)		$(14)
SoCalGas:
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	$(22)		$(15)		$(11)

Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	5	5	4
U.S. tax on repatriation of foreign earnings	1	2	―
Income tax restructuring related to IEnova stock offerings	―	―	4
State income taxes, net of federal income tax benefit	1	―	1
Utility repairs expenditures	(5)	(5)	(5)
Tax credits	(4)	(4)	(3)
Self-developed software expenditures	(3)	(3)	(3)
Resolution of prior years’ income tax items	(3)	(1)	(3)
Non-U.S. earnings taxed at lower statutory income tax rates	(2)	(2)	(3)
Allowance for equity funds used during construction	(2)	(2)	(1)
Foreign exchange and inflation effects	(2)	(2)	―
International tax reform	―	(1)	1
Other, net	(1)	(2)	(1)
Effective income tax rate	20%	20%	26%
SDG&E:
U.S. federal statutory income tax rate	35%	35%	35%
State income taxes, net of federal income tax benefit	5	5	3
Depreciation	4	4	5
SONGS tax regulatory asset write-off	―	2	―
Repairs expenditures	(4)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Allowance for equity funds used during construction	(2)	(2)	(2)
Resolution of prior years’ income tax items	(2)	(2)	(1)
Variable interest entity	(1)	(1)	(1)
Other, net	―	―	(1)
Effective income tax rate	32%	34%	31%
SoCalGas:
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	8	8	6
State income taxes, net of federal income tax benefit	4	4	4
Repairs expenditures	(10)	(9)	(9)
Self-developed software expenditures	(6)	(5)	(6)
Resolution of prior years’ income tax items	(3)	(2)	(5)
Allowance for equity funds used during construction	(2)	(2)	(1)
Other, net	(1)	―	―
Effective income tax rate	25%	29%	24%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
GEOGRAPHIC COMPONENTS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
U.S.	$1,189	$1,014	$941
Non-U.S.	515	510	489
Total	$1,704	$1,524	$1,430

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
Current:
U.S. federal	$3	$(10)	$(70)
U.S. state	(24)	(7)	(5)
Non-U.S.	123	171	107
Total	102	154	32
Deferred:
U.S. federal	242	237	275
U.S. state	34	4	15
Non-U.S.	(32)	(91)	48
Total	244	150	338
Deferred investment tax credits	(5)	(4)	(4)
Total income tax expense	$341	$300	$366
SDG&E:
Current:
U.S. federal	$12	$(5)	$9
U.S. state	77	52	11
Total	89	47	20
Deferred:
U.S. federal	233	220	149
U.S. state	(35)	5	24
Total	198	225	173
Deferred investment tax credits	(3)	(2)	(2)
Total income tax expense	$284	$270	$191
SoCalGas:
Current:
U.S. federal	$(1)	$2	$4
U.S. state	12	7	(5)
Total	11	9	(1)
Deferred:
U.S. federal	122	117	103
U.S. state	7	15	16
Total	129	132	119
Deferred investment tax credits	(2)	(2)	(2)
Total income tax expense	$138	$139	$116

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2015	2014
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$4,487	$4,074
Regulatory balancing accounts	745	915
Property taxes	61	57
Differences in financial and tax bases of partnership interests(1)	796	650
Other deferred income tax liabilities	100	53
Total deferred income tax liabilities	6,189	5,749
Deferred income tax assets:
Tax credits	381	276
Net operating losses	1,856	1,908
Compensation-related items	252	244
Postretirement benefits	446	433
Other deferred income tax assets	179	156
Litigation and other accruals not yet deductible	72	73
Deferred income tax assets before valuation allowances	3,186	3,090
Less: valuation allowances	34	39
Total deferred income tax assets	3,152	3,051
Net deferred income tax liability(2)	$3,037	$2,698
(1)	Amounts primarily represent differences in financial and tax bases of depreciable and amortizable assets within our partnerships.
(2)	At December 31, 2015, the net deferred income tax liability includes $120 million recorded as a noncurrent asset in Sundry on the Consolidated Balance Sheet.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2015	2014	2015	2014
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$2,392	$2,181	$1,473	$1,194
Regulatory balancing accounts	234	441	515	481
Property taxes	42	39	20	18
Other	5	5	5	10
Total deferred income tax liabilities	2,673	2,666	2,013	1,703
Deferred income tax assets:
Net operating losses	―	297	110	64
Postretirement benefits	90	85	268	261
Compensation-related items	11	8	42	40
State income taxes	46	27	13	11
Litigation and other accruals not yet deductible	36	39	20	23
Other	18	36	28	39
Total deferred income tax assets	201	492	481	438
Net deferred income tax liability	$2,472	$2,174	$1,532	$1,265

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
Total	$87	$117	$90
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(83)	$(114)	$(86)
increase the effective tax rate(1)	32	21	19
SDG&E:
Total	$20	$14	$17
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(16)	$(11)	$(14)
increase the effective tax rate(1)	11	6	11
SoCalGas:
Total	$27	$19	$13
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(27)	$(19)	$(13)
increase the effective tax rate(1)	21	15	8
(1)	Includes temporary book and tax differences that are treated as flow-through for ratemaking purposes, as discussed above.

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2015	2014	2013
Sempra Energy Consolidated:
Balance as of January 1	$117	$90	$82
Increase in prior period tax positions	10	37	26
Decrease in prior period tax positions	―	―	(24)
Increase in current period tax positions	8	5	7
Settlements with taxing authorities	(48)	(15)	(1)
Balance as of December 31	$87	$117	$90
SDG&E:
Balance as of January 1	$14	$17	$12
Increase in prior period tax positions	5	2	7
Decrease in prior period tax positions	―	―	(4)
Increase in current period tax positions	2	―	2
Settlements with taxing authorities	(1)	(5)	―
Balance as of December 31	$20	$14	$17
SoCalGas:
Balance as of January 1	$19	$13	$5
Increase in prior period tax positions	2	2	4
Increase in current period tax positions	6	4	5
Settlements with taxing authorities	―	―	(1)
Balance as of December 31	$27	$19	$13

INTEREST AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Interest and penalties						Accrued interest and penalties
	Years ended December 31,						December 31,
	2015		2014		2013		2015		2014
Sempra Energy Consolidated:
Interest (income) expense		$(2)		$(4)		$1		$1	$	―
Penalties		―		(3)		―		―		―
SDG&E:
Interest income	$	―		$(1)	$	―	$	―	$	―
SoCalGas:
Interest income	$	―	$	―		$(1)	$	―	$	―